SUBSEQUENT EVENTS (Details Narrative)								1 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 25, 2023 $ / shares shares	Jun. 26, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 03, 2023 $ / shares	Dec. 09, 2022 USD ($) $ / shares shares	Dec. 09, 2022 USD ($) $ / shares shares	Aug. 05, 2022 USD ($)	Aug. 25, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Oct. 31, 2021 USD ($)	Oct. 31, 2022 USD ($)	Aug. 14, 2023 shares	Aug. 10, 2023 shares	Aug. 31, 2020 $ / shares shares	Aug. 31, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares	Jun. 24, 2020 $ / shares shares	Jun. 24, 2020 $ / shares shares	Feb. 13, 2020 $ / shares shares	Feb. 13, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares
IfrsStatementLineItems [Line Items]
Shares issued | shares																				112,743	112,743	90,194	90,194	36,078	36,078
Share price | (per share)																				$ 1.66	$ 2.20	$ 4.17	$ 5.56	$ 4.17	$ 5.56
Proceeds from issuing shares							$ 15,510,764
Payments for share issue costs							1,840,861						$ 1,840,861
Underwriting fees							1,085,753
Legal fee							500,000
Other expenses, by nature							$ 255,108
Exercise price | $ / shares				$ 6.50
Proceeds										$ 1,667
Impaired deposits on inventory										$ 130,150
Nonadjusting event [member] | Securities Purchase Agreement [Member] | June Two Thousand Twenty Three Note [Member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares		10,023,530
Exercise price | $ / shares		$ 0.001
Nonadjusting event [member] | Unsecured Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares		22,274,507
Principal amount		$ 3,341,176
Maturity date		June 26, 2024
Description of convertible note		(i) for the first seven months following the date hereof, shall be $0.25, and (ii) following the seven month anniversary of the date hereof, 90% of the lowest closing price of the Company’s shares for the previous three Trading Days prior to the conversion date provided, however, that such price shall in no event be less than $0.15.
Nonadjusting event [member] | Warrants Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	633,026							633,026
Share price | $ / shares	$ 3.33							$ 3.33
Maturity	June 9, 2028
Nonadjusting event [member] | New Warrants Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	1,582,566							1,582,566
Nonadjusting event [member] | New Warrants Shares One [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	883,131							883,131						150,000	50,000
Proceeds								$ 2,855,979
Nonadjusting event [member] | Toronto Dominion Bank [Member]
IfrsStatementLineItems [Line Items]
Claim amount									$ 1,721,345
Settlement guaranteed									$ 2,000,000
Private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares			66,667		118,667	118,667				66,667	0					535,491	535,491	535,491	535,491
Share price | (per share)			$ 9.56		$ 15	$ 15				$ 9.56						$ 1.66	$ 2.32	$ 1.66	$ 2.32
Proceeds from issuing shares					$ 2,948,050
Payments for share issue costs					$ 623,776
Proceeds			$ 283							$ 1,667
Private placement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares					2,966,667	2,966,667
Number of shares pre-funded issued | shares					1,950,001	1,950,001
Share price | $ / shares					$ 0.60	$ 0.60
Proceeds from issuing shares						$ 2,948,050
Payments for share issue costs						623,750
Underwriting fees						295,000
Legal fee						132,500
Other expenses, by nature						$ 196,250
Warrant reserve [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares					0.001	$ 0.001
Warrant term						5 years 6 months
Warrant reserve one [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares					$ 0.60	$ 0.60